Tax Payable	12 Months Ended
Dec. 31, 2019
Tax Payable [Abstract]
Tax Payable
15.	Tax payable

	As of December 31,
	2018	2019
	US$	US$
Value added tax liabilities	1,149,913	1,237,365
Income tax payable	1,672,196	1,698,132
Urban maintenance and construction tax	31,324	14,160
Surtax for education expenses	13,525	7,555
Individual income tax withholding	35,432	6,052
Others	4,582	79,570
Total	2,906,972	3,042,834

The Group’s product revenues are subject to value-added tax at the rate ranging from 9% to 16%, and the Group’s service revenues are subject to value-added tax at the rate of 6%.